EMPLOYEE BENEFIT PLANS (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT PLANS [Abstract]
Defined contribution plans, employer contribution	$ 23.0	$ 22.0		$ 78.0	$ 71.0	$ 88.0	$ 94.0	$ 86.0
Change in Benefit Obligation [Roll Forward]
Service cost	7.0	7.0		22.0	23.0
Interest cost	13.0	17.0		39.0	50.0
Change in Plan Assets [Roll Forward]
Employer contributions	1.0	2.0		29.0	29.0
Amounts Recognized in the Combined Balance Sheets [Abstract]
Noncurrent assets	574.0		$ 574.0	574.0					$ 490.0	$ 441.0
Noncurrent liability	(473.0)		(473.0)	(473.0)					(456.0)	(419.0)
Postretirement Benefit Plan [Abstract]
Net periodic benefit cost	(9.0)	(11.0)		$ (25.0)	(33.0)
Stock Based Compensation [Abstract]
Expiration period				10 years		10 years
Award vesting period				3 years		3 years
Share-based payment arrangement, expense	21.0	$ 18.0		$ 56.0	40.0	$ 52.0	44.0	34.0
Share-based payment arrangement, future income tax benefit recognized						11.0	10.0	8.0
Cash received from the exercise of stock options						3.0	4.0	7.0
Stock option tax benefit realized						16.0	7.0	19.0
Stock option tax benefit realized vesting performance and other restricted awards						$ 9.0	$ 2.0	$ 4.0
Unrecognized compensation costs	$ 107.0		$ 107.0	$ 107.0					62.0
Stock Option [Member]
Stock Based Compensation [Abstract]
Cost not yet recognized, period for recognition				2 years 2 months 12 days		2 years 6 months
Granted (in dollars per shares)						$ 21.02	$ 20.25	$ 17.55
Fair value award vested						$ 80.0	$ 43.0	$ 63.0
Stock Appreciation Rights (SARs) [Member]
Stock Based Compensation [Abstract]
Granted (in dollars per shares)						$ 21.02	$ 20.25	$ 17.55
Fair value award vested						$ 80.0	$ 43.0	$ 63.0
Performance Shares [Member]
Stock Based Compensation [Abstract]
Granted (in dollars per share)			$ 18.23			$ 112.76	$ 131.42	$ 111.00
Fair value of restricted awards vested						$ 45.0	$ 14.0	$ 18.0
Restricted Stock Units [Member]
Stock Based Compensation [Abstract]
Granted (in dollars per share)			$ 18.98
Fair value of restricted awards vested						$ 45.0	14.0	18.0
Minimum [Member]
Stock Based Compensation [Abstract]
Award requisite service period				3 years		3 years
Pension Plan [Member]
Change in Benefit Obligation [Roll Forward]
Beginning balance				$ 2,885.0	2,581.0	$ 2,581.0	2,822.0
Service cost						31.0	33.0	34.0
Interest cost						67.0	64.0	65.0
Actuarial (gain) loss						351.0	(110.0)
Benefits paid						(132.0)	(114.0)
Net settlement, curtailment and special termination benefits						(38.0)	(8.0)
Other						25.0	(106.0)
Ending balance						2,885.0	2,581.0	2,822.0
Change in Plan Assets [Roll Forward]
Beginning balance				2,953.0	2,635.0	2,635.0	3,000.0
Actual return on plan assets						381.0	(162.0)
Employer contributions						36.0	45.0
Benefits paid						(132.0)	(114.0)
Settlements						(14.0)	(7.0)
Other						47.0	(127.0)
Ending balance						2,953.0	2,635.0	3,000.0
Funded Status [Abstract]
Fair value of plan assets				2,953.0	2,635.0	2,953.0	2,635.0	3,000.0	2,953.0	2,635.0
Benefit obligations				(2,885.0)	(2,581.0)	(2,885.0)	(2,581.0)	(2,822.0)	(2,885.0)	(2,581.0)
Funded status of plan									68.0	54.0
Amounts Recognized in the Combined Balance Sheets [Abstract]
Noncurrent assets									488.0	442.0
Current liability									(9.0)	(16.0)
Noncurrent liability									(411.0)	(372.0)
Net amount recognized									68.0	54.0
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss									577.0	482.0
Prior service cost									15.0	11.0
Net amount recognized									592.0	$ 493.0
Expected Future Benefit Payments [Abstract]
2020									127.0
2021									120.0
2022									123.0
2023									125.0
2024									126.0
2025 through 2029									$ 665.0
Postretirement Benefit Plan [Abstract]
Net periodic benefit cost						$ (41.0)	$ (55.0)	$ (48.0)
Projected benefit obligation discount rate									2.00%	2.80%
Net cost discount rate						2.80%	2.50%	2.70%
Global Defined Benefit Pension Plans [Member]
Expected Future Benefit Payments [Abstract]
Expected contributions in 2020									$ 29.0
Postretirement Benefits Plan [Member]
Change in Benefit Obligation [Roll Forward]
Beginning balance				6.0	6.0	$ 6.0
Ending balance						6.0	$ 6.0
Funded Status [Abstract]
Benefit obligations				$ (6.0)	$ (6.0)	(6.0)	(6.0)		(6.0)	$ (6.0)
Expected Future Benefit Payments [Abstract]
2020									0.3
2021									0.3
2022									0.2
2023									0.2
2024									0.2
2025 through 2029									$ 1.1
Postretirement Benefit Plan [Abstract]
Net periodic benefit cost						0.2	$ 0.2	$ 0.3
Changes in benefit obligations recognized in other comprehensive income						$ 1.0
Projected benefit obligation discount rate									3.00%	3.60%
Net cost discount rate						3.60%	3.40%	3.70%